The Company and key events	6 Months Ended
Jun. 30, 2022
Company Information [Abstract]
The Company and key events	The Company and key eventsThe company
Innate Pharma SA (the “Company” and, with its subsidiary, referred to as the “Group”), is a global, clinical-stage oncology-focused biotech company dedicated to improving treatment and clinical outcomes for patients through therapeutic antibodies that harness the immune system to fight cancer.
Company’s broad pipeline of antibodies includes several potentially first-in-class clinical and preclinical candidates in cancers with high unmet medical need.
The company is a pioneer in the understanding of Natural Killer cell biology and has expanded its expertise in the tumor microenvironment and tumor-antigens, as well as antibody engineering. This innovative approach has resulted in a diversified proprietary portfolio and major alliances with leaders in the biopharmaceutical industry including Bristol-Myers Squibb, Novo Nordisk A/S, Sanofi, and a multi-products collaboration with AstraZeneca.
Since its creation, the Company has suffered losses due to its research and development ("R&D") activities. The first half of 2022 generated a net income of 6,303 thousand euros. As of June 30, 2022, shareholders' equity amounted to 116,333 thousand euros. Subject to receiving new milestone payments related to its collaboration agreements, the Company expects to incur additional losses until, if necessary, it can generate significant revenues from its product candidates in development.
The Company’s future operations are highly dependent on a combination of factors, including: (i) the success of its R&D; (ii) regulatory approval and market acceptance of the Company’s future product candidates; (iii) the timely and successful completion of additional financing; and (iv) the development of competitive therapies by other biotechnology and pharmaceutical companies. As a result, the Company is and should continue, in the short to mid-term, to be financed through partnership agreements for the development and commercialization of its drug candidates and through the issuance of new equity instruments.
The activity of the Company is not subject to seasonal effects.
As of June 30, 2022, the Company had one wholly owned subsidiary: Innate Pharma, Inc., incorporated under the laws of Delaware in 2009.
Innate Pharma is based in Marseille, France and listed on Euronext Paris and Nasdaq in the U.S., and had 213 employees as of June 30, 2022.
Key events for the six-month period ended June 30, 2022
•On April 29, 2022, the Company announced the inclusion of the first patient in the “PACIFIC-9” Phase 3 trial evaluating durvalumab in combination with monalizumab or oleclumab in patients with lung cancer. Under the monalizumab collaboration and license agreement entered into with AstraZeneca in 2015, AstraZeneca paid on June 17, 2022 a payment of $50.0 million (€47.7 million).
•On June 1, 2022, the Company signed an amendment to the collaboration and license option agreement IPH5201 concluded with AstraZeneca in October 2018. Subsequently, the Company announced on June 3, 2022 the progress of IPH5201 towards a study of Phase 2 in lung cancers for which the Company will be the sponsor. In accordance with the amendment signed on June 1, 2022, the Company is eligible for a milestone payment of $5.0 million by AstraZeneca. This milestone payment was received on August 2, 2022 by the Company for an amount of €4.9 million.
•During the period, the Company received from AstraZeneca a notice that it will not exercise its option to license the four preclinical programs covered in the "Future Programs Option Agreement". This option agreement was part of the 2018 multi-term agreement between AstraZeneca and the Company under which the Company received an upfront payment of $20.0 million ( €17.4 million). Innate has now regained full rights to further develop the four preclinical molecules. Consequently, the entire initial payment of $20.0 million, or €17.4 million was recognized as revenue as of June 30, 2022•During the period, the Company was informed of Sanofi's decision to advance IPH6401/SAR’514 towards regulatory preclinical studies aimed at studying an investigational new drug. As such, Sanofi has selected a second multispecific antibody that engages NK cells as a drug candidate. This selection triggered a €3.0 million milestone payment from Sanofi to the Company. This amount was received by the Company on September 9, 2022.